UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues	$ 11,946	$ 13,506	$ 23,961	$ 27,264
Direct operating costs	(10,928)	(12,330)	(21,806)	(24,796)
General and administrative expenses	(307)	(398)	(624)	(799)
Interest income (expense), net	(778)	(932)	(1,574)	(1,797)
Equity accounted income (loss)	31	28	54	53
Impairment reversal (expense), net	0	(7)	10	(7)
Gain (loss) on acquisitions/dispositions, net	84	87	99	168
Other income (expense), net	(100)	138	16	267
Income (loss) before income tax	(52)	92	136	353
Income tax (expense) recovery
Current	(122)	(267)	(212)	(393)
Deferred	239	216	344	284
Net income (loss)	65	41	268	244
Attributable to:
Limited partners	(7)	(16)	10	9
Non-controlling interests attributable to:
Redemption-exchange units	(6)	(16)	9	8
Special limited partner	0	0	0	0
BBUC exchangeable shares	(7)	(16)	9	9
Preferred securities	13	22	26	44
Interest of others in operating subsidiaries	72	67	214	174
Net income (loss)	$ 65	$ 41	$ 268	$ 244
Basic earnings (loss) per limited partner unit (in usd per share)	$ (0.10)	$ (0.22)	$ 0.13	$ 0.12
Diluted earnings (loss) per limited partner unit (in dollars per share)	$ (0.10)	$ (0.22)	$ 0.13	$ 0.12